Stock Based Compensation (Tables)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value measurements of common stock warrants granted

	As of	As of
	March 31,	December 31,
	2021	2020
Private Warrants:
Term (in years)	5.0	5.0
Volatility – pre announcement	10.0%	10.0%
Volatility – post announcement	22%	30%
Risk-free rate	1.04%	0.469%
Fair value of warrants	$1.73	$1.52

Public Warrants:
Simulated warrant value		$1.49
Publicly-traded value		$1.49

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	$8,668,000	$—	$—	$8,668,000
Warrant liability at December 31, 2020	$21,519,000			$21,519,000

		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$5,705,000	$—	$—	$5,705,000
Private Placement Warrants	$3,763,000	$—	$—	$3,763,000
Warrant liability at September 30, 2020	$9,468,000			$9,468,000

Evolv Technologies Holdings Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value weighted-average assumptions

	Three Months Ended
	March 31,
	2021	2020
Risk-free interest rate	0.5%	N/A
Expected term (in years)	4.58	N/A
Expected volatility	23.9%	N/A
Expected dividend yield	0.0%	N/A

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.4%	2.5%
Expected term (in years)	5.68	5.95
Expected volatility	31.4%	27.9%
Expected dividend yield	0.0%	0.0%

Summary of stock option activity

The following tables summarize the Company’s stock option and restricted stock units, (“RSUs”), activity since December 31, 2020 (in thousands, except for share and per share data):

Stock Options

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding as of December 31, 2020	49,679,554	$0.14	8.24	$1,073
Granted	17,130,123	0.16	9.78	49,335
Exercised	4,137,451	0.11	6.72	12,123
Forfeited	75,000	0.16	—	216
Outstanding as of March 31, 2021	62,597,226	$0.15	8.60	$169,734

Vested and expected to vest as of March 31, 2021	62,597,226	$0.15	8.60	$169,734
Options exercisable as of March 31, 2021	22,901,452	$0.13	7.36	$66,545

The following table summarizes the Company’s stock option activity since December 31, 2019 (in thousands, except for share and per share data):

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
			(in years)
Outstanding as of December 31, 2019	29,488,684	$0.12	7.90	$1,149
Granted	24,558,325	0.16	9.63	—
Exercised	(3,236,374)	0.14	6.60	75
Forfeited	(1,131,081)	0.15	—	14
Outstanding as of December 31, 2020	49,679,554	$0.14	8.24	$1,073

Vested and expected to vest as of December 31, 2019	29,488,684	$0.12	7.90	$1,149
Options exercisable as of December 31, 2019	15,663,415	$0.11	7.28	$817
Vested and expected to vest as of December 31, 2020	49,679,554	$0.14	8.24	$1,073
Options exercisable as of December 31, 2020	26,519,727	$0.12	7.12	$1,224

Schedule of fair value measurements of common stock warrants granted

Risk-free interest rate	0.4%
Expected term (in years)	3.0
Expected volatility	23.9%
Expected dividend yield	0.0%

Schedule of allocation of share based compensation expense

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended
	March 31,
	2021	2020
Cost of revenue	$5	$2
Sales and marketing	933	21
General and administrative	94	19
Research and development	50	20
Total stock-based compensation expense	$1,082	$62

Schedule of stock-based compensation expense

Stock-based compensation expense was classified by award type in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended
	March 31,
	2021	2020
Stock options	$203	$62
Warrants	807	—
Restricted stock units	72	—
Total stock-based compensation expense	$1,082	$62

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of revenue	$10	$2
Sales and marketing	104	170
General and administrative	370	74
Research and development	178	18
Total stock-based compensation expense	$662	$264

Evolv Technologies Holdings Inc [Member] | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

	Number of	Grant Date
	Shares	Fair Value
Outstanding as of December 31, 2020	—	—
Granted	765,000	$3.04
Vested	—	—
Cancelled	—	—
Outstanding as of March 31, 2021	765,000	$3.04